Christopher Werner, Chief Executive Officer

C3 Bullion, Inc.

875 N. Michigan Avenue, Suite 3100

Chicago, IL 60611

920-207-0100

December 12, 2024

VIA EDGAR DELIVERY

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

DIVISION OF CORPORATION FINANCE

Division of Corporation Finance Office of Trade & Services

WASHINGTON, D.C. 20549

Attn: Kate Beukenkamp at 202-551-3861

cc: Mara Ransom at 202-551-3264

Re:C3 Bullion, Inc.- Amendment No. 7 to Offering Statement on Form 1-A,

Filed November 4, 2024, File No. 024-12367

Dear Ms. Beukenkamp:

We have reviewed your comments covering our amended offering statement filed as Amendment No. 7 and hereby provide the following responses, modifications and edits to you:

Amendment No. 7 to Form 1-A filed November 4, 2024

Management's Discussion and Analysis of Financial Condition, page 46

1.Update your discussion to reflect the interim financial information you have provided in your Financial Statements as of June 30, 2024, consistent with Item 9 of Form 1-A.

In response to your comment, we have updated the Management’s Discussion and Analysis of Financial Condition starting at Page 46 to be consistent with September 30, 2024 Financial Statements.  Changes have been made at Page 46-49.

Executive Compensation , page 61

2.We note your response to prior comment 2 and reissue in part. Please revise your Executive Compensation table and related disclosure to reflect compensation awarded to, earned by, or paid to your named executive officers, including reflecting those consulting fees paid to respective parties for the period ended December 31, 2023. In this regard, the annual compensation column does not appear to reflect your disclosure on page 63. Specifically, the figures presented here appear to reflect the rate of consulting fees per year rather than the consulting fees actually paid as compensation, which are disclosed as "[total fees paid during the period, including reimbursements for travel and other expenses were $45,000 to Werner, $76,337 to Duque, and $6,000 to Gallon." Further, please revise your disclosure to account for the total $76,337 in compensation paid to Mr. Duque for the year ended December 31, 2023, and who you otherwise disclose would receive consulting fees at a rate of 5,000 per month, or a potential total of $60,000 per year. Please reconcile. Last, please revise your disclosure on page 62 under "Security Ownership of the Board of Directors" accordingly.

In response to your comment, we have updated the Management’s Discussion and Analysis of Financial Condition starting at Page 46 to be consistent with the current September 30, 2024 Financial Statements per Item 9 of Form 1-A.  Changes have been made at Pages 55 and 62-63.

December 12, 2024

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Further, we have also included the interim financial information for the period ended June 30, 2024 and September 30, 2024, and have filed the current amendment as “Amendment No. 8”.

Please contact Jim Simmons at 401-952-5858 or my office at 920-207-0100 with further questions and what additional comments you have.

Sincerely,

/s/ Christopher Werner

Christoper Werner, Chairman and CEO

cc: James R. Simmons (jsimmons@simmonsltd.com)

Dated: December 12, 2024